Segmental analysis (Tables)	6 Months Ended
Sep. 30, 2025
Revenue disaggregation and segmental analysis
Schedule of revenue disaggregation

	Service revenue € m	Equipment revenue € m	Revenue from contracts with customers € m	Other revenue 1 € m	Interest revenue € m	Total segment revenue € m	Adjusted EBITDAaL € m
Six months ended 30 September 2025
Germany	5,425	396	5,821	166	9	5,996	2,191
UK	3,664	701	4,365	18	26	4,409	884
Other Europe	2,415	331	2,746	48	10	2,804	835
Türkiye	1,327	237	1,564	3	34	1,601	485
Africa	3,183	499	3,682	252	16	3,950	1,347
Common Functions 2	388	23	411	559	–	970	(14)
Eliminations	(75)	–	(75)	(46)	–	(121)	–
Group	16,327	2,187	18,514	1,000	95	19,609	5,728
Notes:
1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’.
2.	Comprises central teams and business functions.

	Service revenue € m	Equipment revenue € m	Revenue from contracts with customers € m	Other revenue 1 € m	Interest revenue € m	Total segment revenue € m	Adjusted EBITDAaL € m
Six months ended 30 September 2024
Germany	5,500	443	5,943	171	8	6,122	2,290
UK	2,891	517	3,408	14	26	3,448	707
Other Europe	2,410	322	2,732	61	11	2,804	784
Türkiye	1,103	285	1,388	3	–	1,391	394
Africa	2,951	509	3,460	228	17	3,705	1,214
Common Functions 2	322	21	343	562	1	906	22
Eliminations	(68)	–	(68)	(32)	–	(100)	–
Group	15,109	2,097	17,206	1,007	63	18,276	5,411
Notes:
1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’.
2.	Comprises central teams and business functions.

Schedule of reconciliation of adjusted EBITDA to operating profit

	Six months ended 30 September
	2025	2024
	€ m	€ m
Adjusted EBITDAaL	5,728	5,411
Restructuring costs 1	(186)	(58)
Interest on lease liabilities	292	220
Gain/(loss) on disposal of property, plant and equipment and intangible assets	155	(12)
Depreciation and amortisation on owned assets	(4,095)	(3,672)
Share of results of equity accounted associates and joint ventures	182	(40)
Other income 2	86	533
Operating profit	2,162	2,382
Investment and other income	1,085	566
Financing costs	(1,134)	(843)
Profit before taxation	2,113	2,105
Notes:
1.	Restructuring cost includes €130 million relating to depreciation on leased assets.
2.
The comparative period principally comprises a gain of
€
714 million in respect of the disposal of part of the Group’s interest in Indus Towers Limited, partially offset by
€
238 million in respect of security arrangements provided to Indus over the Group’s 3.0% interest in Indus.

Schedule of groups non-current assets

	30 September	31 March
	2025	2025
	€ m	€ m
Non-current assets 1
Germany	36,802	37,621
UK	14,311	7,904
Other Europe	7,273	7,304
Türkiye	1,956	2,059
Africa	6,693	6,981
Common Functions	2,087	2,281
Group	69,122	64,150
Note:
1.	Comprises goodwill, other intangible assets and property, plant and equipment.